Share Capital - Range of Exercise Prices of Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	47,646	46,685	56,036
Weighted average remaining term (years)	3 years 14 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 38.04	$ 37.92	$ 36.67
Stock options exercisable (in shares) | shares	17,057	19,436
Weighted average exercise price, options exercisable (in CAD per share)	$ 38.74	$ 36.03
$22.90 - $24.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	2,361
Weighted average remaining term (years)	1 year 10 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 22.90
Stock options exercisable (in shares) | shares	1,579
Weighted average exercise price, options exercisable (in CAD per share)	$ 22.90
$22.90 - $24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	22.90
$22.90 - $24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 24.99
$25.00 - $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	3,524
Weighted average remaining term (years)	1 year 14 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 28.85
Stock options exercisable (in shares) | shares	2,236
Weighted average exercise price, options exercisable (in CAD per share)	$ 28.85
$25.00 - $29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	25.00
$25.00 - $29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 29.99
$30.00 - $34.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	5,174
Weighted average remaining term (years)	4 years 11 months 19 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 32.38
Stock options exercisable (in shares) | shares	536
Weighted average exercise price, options exercisable (in CAD per share)	$ 32.58
$30.00 - $34.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	30.00
$30.00 - $34.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 34.99
$35.00 - $39.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	16,635
Weighted average remaining term (years)	3 years 10 months 27 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 36.85
Stock options exercisable (in shares) | shares	2,263
Weighted average exercise price, options exercisable (in CAD per share)	$ 37.62
$35.00 - $39.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	35.00
$35.00 - $39.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 39.99
$40.00 - $44.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	16,117
Weighted average remaining term (years)	2 years 2 months 26 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 43.60
Stock options exercisable (in shares) | shares	8,939
Weighted average exercise price, options exercisable (in CAD per share)	$ 43.58
$40.00 - $44.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $44.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $46.74
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	3,835
Weighted average remaining term (years)	3 years 21 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 45.20
Stock options exercisable (in shares) | shares	1,504
Weighted average exercise price, options exercisable (in CAD per share)	$ 45.13
$45.00 - $46.74 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $46.74 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 46.74